U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Specialty Funds, Inc.
               7800 East Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

           INVESCO Specialty Funds, Inc.  --INVESCO Latin American Growth Fund
                                          --INVESCO Realty Fund
                                          --INVESCO Telecommunications Fund

3.    Investment Company Act File Number: 811-8528

      Securities Act File Number:   33-79290

4(a)  Last day of fiscal year for which this Form is filed: July 31, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c)  ____  Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                  $1,662,164,415
                                                       --------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                           $1,163,050,002
                                                       --------------

      (iii) Aggregate  price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 1, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission                                 $0
                                                       --

      (iv)  Total  available  redemption  credits
            [add items 5(ii) and 5(iii)]               $1,163,050,002
                                                       --------------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                            $499,114,413
                                                       ------------

      (vi)  Redemption credits available for use
            in future years - if item 5(i)
            is less than item 5(iv) [subtract
            item 5(iv) from item 5(i)]                 $0
                                                       --

      (vii) Multiplier for determining
            registration fee (See Instruction C.9)    x0.000278
                                                      ---------

      (viii)Registration  fee due [multiply item
            5(v) by item 5(vii)] (enter "0"
            if no fee is due):                        = $138,753.81
                                                      -------------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _______________.

7.    Interest due - if this Form is being filed more
      than 90 days after the end of the Issuer's fiscal
      year (see instruction D) :                                 +$0
                                                                 ---

8.    Total of the amount of the registration fee due
      plus any interest due [line 5(viii) plus line 7]:          =$138,753.81
                                                                 ------------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                              _X_   Wire Transfer
                              ___   Mail or other means

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

              INVESCO Specialty Funds, Inc. --INVESCO Latin American Growth Fund
                                            --INVESCO Realty Fund
                                            --INVESCO Telecommunications Fund




                              By: /s/ Mark H. Williamson
                                  ----------------------
                                  Mark H. Williamson
                                  President


Date: October 28, 1999